UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Permal Asset Management Inc.
Address: 900 Third Avenue
         New York, NY  10022

13F File Number:  28-14027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Karen Hager
Title:     Chief Compliance Officer
Phone:     212-418-6624

Signature, Place, and Date of Signing:

     Karen Hager     New York, NY     February 11, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $105,185(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                      Legg Mason, Inc.
2    28-14026                     Permal Investment Management Services Limited

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CHIMERA INVT CORP              COM              16934Q109     1760   428000 SH       DEFINED   1            428000        0        0
CHINA FD INC                   COM              169373107     1754    53960 SH       DEFINED   1             53960        0        0
CHINA FD INC                   COM              169373107     5654   173943 SH       DEFINED   1,2          173943        0        0
ETFS PALLADIUM TR              SH BEN INT       26923A106     8384   104973 SH       DEFINED   1            104973        0        0
ETFS PLATINUM TR               SH BEN INT       26922V101    28079   159438 SH       DEFINED   1            159438        0        0
INVESCO MORTGAGE CAPITAL INC   COM              46131B100      433    19800 SH       DEFINED   1             19800        0        0
ISHARES INC                    MSCI CDA INDEX   464286509     1829    59000 SH       DEFINED   1             59000        0        0
ISHARES INC                    MSCI SWEDEN      464286756     1843    59000 SH       DEFINED   1             59000        0        0
ISHARES INC                    MSCI S KOREA     464286772     3623    59200 SH       DEFINED   1,2           59200        0        0
ISHARES INC                    MSCI GERMAN      464286806     4566   190705 SH       DEFINED   1            190705        0        0
ISHARES INC                    MSCI JAPAN       464286848     4507   413059 SH       DEFINED   1            413059        0        0
ISHARES TR                     DJ OIL EQUIP     464288844     1928    34200 SH       DEFINED   1             34200        0        0
ISHARES TR                     DJ US TELECOMM   464287713     2665   114000 SH       DEFINED   1            114000        0        0
ISHARES TR                     FTSE XNHUA IDX   464287184     9875   229150 SH       DEFINED   1,2          229150        0        0
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589     1277    32000 SH       DEFINED   1             32000        0        0
MARKET VECTORS ETF TR          AGRIBUS ETF      57060U605     1413    26375 SH       DEFINED   1             26375        0        0
MFA FINANCIAL INC              COM              55272X102      898   110000 SH       DEFINED   1            110000        0        0
MORGAN STANLEY ASIA PAC FD I   COM              61744U106     9857   580506 SH       DEFINED   1,2          580506        0        0
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369Y308     2714    92595 SH       DEFINED   1             92595        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     2792    20125 SH       DEFINED   1             20125        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     4371    34759 SH       DEFINED   1             34759        0        0
TRANSWITCH CORP                COM NEW          894065309      525   240698 SH       DEFINED   1,2          240698        0        0
WISDOMTREE TRUST               CHINESE YUAN ETF 97717W182     4438   174910 SH       DEFINED   1,2          174910        0        0